3. DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets classified as discontinued operations
Accounts receivable, net	$ 18,951	$ 27,688
Prepaid expenses and other current assets	2,681	3,100
Inventories	1,562	4,330
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	15,721	63,774
Short-term net investment in sales-type leases	79	5,703
Total current assets	38,994	104,595
Long-term net investment in direct financing and sales-type leases, net of current maturities	45	3,064
Deferred income tax assets	10,235	12,186
Total non-current assets	10,280	15,250
Total assets	49,274	119,845
Liabilities classified as discontinued operations
Income tax payable	0	111
Other payables and accrued liabilities	10,165	11,795
Long-term payables, current portion	0	0
Short-term bonds payable	0	36,738
Financing payables, related parties	1,804	1,801
Total current liabilities	11,969	50,445
Long-term payables	915	2,587
Total non-current liabilities	915	2,587
Total liabilities	$ 12,884	$ 53,032